Land Use Rights (Details) - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Land use rights	$ 2,538,720	$ 3,222,872
Less: Accumulated amortization	(349,433)	(389,039)
Land use rights - net	$ 2,189,287	$ 2,833,833